Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax expense (income) [abstract]
Breakdown of deferred taxes by nature
Breakdown of deferred taxes by nature

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2019	equity	profit/loss	12/31/2020
Deferred tax liabilities	(3,182)	—	1,132	(2,050)
Deferred tax assets	1,988	—	(706)	1,282
TOTAL	(1,193)	—	426	(768)

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2020	equity	profit/loss	12/31/2021
Deferred tax liabilities	(2,049)	(2,721)	2,455	(2,314)
Deferred tax assets	1,282	—	430	1,712
TOTAL	(767)	(2,721)	2,885	(602)

Schedule of effective tax rate
Effective tax rate

	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Profit (loss) for the period	(65,144)	(101,221)	67,259
Tax gain (expense)	576	428	(2,215)
Profit (loss) for the period before taxes	(65,721)	(101,649)	69,474
Tax rate in France	32.02%	28.92%	27.37%
Theoretical group tax rate in France	21,046	29,401	(19,018)
Increase / decrease in tax benefit arising from :
Tax credits	2,588	1,739	1,512
Permanent differences	3,341	(404)	833
Differences between rates	125	172	7,323
Tax losses for the period, unrecognised as deferred tax assets	(25,274)	(28,603)	0
Utilisation of previously unrecognised tax losses	0	0	5,590
IFRS adjustments without tax incidence	(530)	(358)	(129)
Non recognition of deffered tax assets related to temporary differences	(114)	(775)	(24)
Recognition of deferred tax assets against deferred tax liabilities	(889)	(706)	430
Tax effects related to the renegociation of the convertible debt	0	0	1,370
Others	284	(39)	(102)
Income tax expense recognised in profit or loss	576	428	(2,215)
Effective income rate	(0.88)%	(0.42)%	(3.19)%